Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2020 Fund
December 31, 2021
AFF20-NPRT3-0322
1.811328.117
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $709,955)	710,000	709,962

Domestic Equity Funds - 26.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	3,842,953	63,447,161
Fidelity Advisor Series Growth Opportunities Fund (c)	3,111,365	43,714,685
Fidelity Advisor Series Small Cap Fund (c)	2,000,187	29,002,711
Fidelity Series All-Sector Equity Fund (c)	2,300,048	27,370,568
Fidelity Series Commodity Strategy Fund (c)	9,967,914	40,768,767
Fidelity Series Large Cap Stock Fund (c)	5,312,757	100,889,246
Fidelity Series Large Cap Value Index Fund (c)	701,141	10,909,752
Fidelity Series Opportunistic Insights Fund (c)	2,843,110	58,966,105
Fidelity Series Small Cap Opportunities Fund (c)	2,397,635	35,772,708
Fidelity Series Stock Selector Large Cap Value Fund (c)	4,568,951	64,239,445
Fidelity Series Value Discovery Fund (c)	3,959,988	65,617,004
TOTAL DOMESTIC EQUITY FUNDS (Cost $381,050,001)		540,698,152

International Equity Funds - 25.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,381,933	34,609,493
Fidelity Series Emerging Markets Fund (c)	1,874,391	19,699,854
Fidelity Series Emerging Markets Opportunities Fund (c)	8,427,152	177,138,729
Fidelity Series International Growth Fund (c)	4,651,580	88,938,201
Fidelity Series International Small Cap Fund (c)	1,263,162	27,019,035
Fidelity Series International Value Fund (c)	7,966,711	88,988,167
Fidelity Series Overseas Fund (c)	6,175,322	88,924,643
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $367,737,076)		525,318,122

Bond Funds - 42.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,596,557	16,045,398
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	10,358,543	104,932,038
Fidelity Series Emerging Markets Debt Fund (c)	1,176,317	10,669,193
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	377,873	3,567,126
Fidelity Series Floating Rate High Income Fund (c)	218,617	2,024,397
Fidelity Series High Income Fund (c)	1,325,969	12,649,745
Fidelity Series Inflation-Protected Bond Index Fund (c)	5,152,481	54,513,252
Fidelity Series International Credit Fund (c)	161,056	1,597,675
Fidelity Series International Developed Markets Bond Index Fund (c)	3,776,154	37,119,591
Fidelity Series Investment Grade Bond Fund (c)	47,136,743	547,728,953
Fidelity Series Long-Term Treasury Bond Index Fund (c)	7,904,621	67,347,370
Fidelity Series Real Estate Income Fund (c)	655,743	7,691,864
TOTAL BOND FUNDS (Cost $837,805,518)		865,886,602

Short-Term Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	1,610,044	1,610,366
Fidelity Series Government Money Market Fund 0.08% (c)(e)	76,700,030	76,700,030
Fidelity Series Short-Term Credit Fund (c)	2,171,484	21,758,274
TOTAL SHORT-TERM FUNDS (Cost $99,923,626)		100,068,670

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,687,226,176)	2,032,681,508
NET OTHER ASSETS (LIABILITIES) - 0.0%	(179,527)
NET ASSETS - 100.0%	2,032,501,981

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	13	Mar 2022	797,095	4,722	4,722

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $410,980.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	1,880,907	4,884,333	5,154,874	536	-	-	1,610,366	0.0%
Total	1,880,907	4,884,333	5,154,874	536	-	-	1,610,366

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	69,060,001	16,474,428	23,677,461	11,162,553	4,488,624	(2,898,431)	63,447,161
Fidelity Advisor Series Growth Opportunities Fund	48,027,636	15,657,453	14,193,531	10,344,543	1,230,471	(7,007,344)	43,714,685
Fidelity Advisor Series Small Cap Fund	31,239,796	5,920,173	7,519,393	5,156,178	2,473,572	(3,111,437)	29,002,711
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	26,331,831	10,223,582	102,622	(52,431)	(10,420)	16,045,398
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	106,904,641	2,688,213	712,108	(18,919)	734,529	104,932,038
Fidelity Series All-Sector Equity Fund	29,521,471	4,819,110	7,929,131	3,941,250	1,351,333	(392,215)	27,370,568
Fidelity Series Canada Fund	28,822,162	7,004,523	5,225,081	751,625	365,487	3,642,402	34,609,493
Fidelity Series Commodity Strategy Fund	58,310,541	18,878,680	29,454,886	17,309,704	(1,988,202)	(4,977,366)	40,768,767
Fidelity Series Emerging Markets Debt Fund	11,161,613	1,176,020	1,658,683	381,926	(88,104)	78,347	10,669,193
Fidelity Series Emerging Markets Debt Local Currency Fund	3,658,565	578,880	460,613	137,883	(4,264)	(205,442)	3,567,126
Fidelity Series Emerging Markets Fund	23,110,809	3,531,344	4,993,455	639,439	593,164	(2,542,008)	19,699,854
Fidelity Series Emerging Markets Opportunities Fund	210,443,985	46,178,439	46,066,122	20,354,186	7,711,494	(41,129,067)	177,138,729
Fidelity Series Floating Rate High Income Fund	2,239,827	94,004	326,233	70,534	(22,361)	39,160	2,024,397
Fidelity Series Government Money Market Fund 0.08%	157,038,457	10,742,252	91,080,679	71,478	-	-	76,700,030
Fidelity Series High Income Fund	13,228,837	829,759	1,633,030	538,796	(58,984)	283,163	12,649,745
Fidelity Series Inflation-Protected Bond Index Fund	152,232,478	11,100,846	111,888,184	4,598,695	10,933,382	(7,865,270)	54,513,252
Fidelity Series International Credit Fund	1,566,949	40,421	-	40,421	-	(9,695)	1,597,675
Fidelity Series International Developed Markets Bond Index Fund	-	38,157,978	859,213	23,605	(4,444)	(174,730)	37,119,591
Fidelity Series International Growth Fund	80,767,622	19,623,280	16,800,262	6,968,075	674,016	4,673,545	88,938,201
Fidelity Series International Small Cap Fund	25,594,902	4,113,782	3,786,236	3,169,713	1,422,558	(325,971)	27,019,035
Fidelity Series International Value Fund	80,678,094	23,522,148	17,813,074	4,371,257	1,324,339	1,276,660	88,988,167
Fidelity Series Investment Grade Bond Fund	554,354,434	62,538,949	73,792,000	9,352,414	(341,700)	4,969,270	547,728,953
Fidelity Series Large Cap Stock Fund	107,822,301	13,696,487	24,184,031	9,406,105	3,952,476	(397,987)	100,889,246
Fidelity Series Large Cap Value Index Fund	11,636,912	963,510	2,405,997	648,268	559,644	155,683	10,909,752
Fidelity Series Long-Term Treasury Bond Index Fund	57,417,129	20,206,797	15,143,171	1,175,261	(1,175,110)	6,041,725	67,347,370
Fidelity Series Opportunistic Insights Fund	64,023,791	13,819,697	21,951,753	9,470,091	6,423,071	(3,348,701)	58,966,105
Fidelity Series Overseas Fund	80,902,403	15,387,385	18,754,750	2,580,828	2,023,786	9,365,819	88,924,643
Fidelity Series Real Estate Income Fund	8,072,324	350,670	1,219,237	277,869	129,429	358,678	7,691,864
Fidelity Series Short-Term Credit Fund	32,801,002	3,566,702	14,221,212	420,289	115,147	(503,365)	21,758,274
Fidelity Series Small Cap Opportunities Fund	38,554,130	11,531,775	9,305,396	9,257,060	1,881,946	(6,889,747)	35,772,708
Fidelity Series Stock Selector Large Cap Value Fund	68,284,126	11,907,275	15,871,146	8,521,583	2,846,554	(2,927,364)	64,239,445
Fidelity Series Value Discovery Fund	69,901,785	9,178,670	16,737,467	5,408,272	3,601,481	(327,465)	65,617,004
	2,120,474,082	524,827,909	611,863,222	147,364,631	50,347,455	(53,425,044)	2,030,361,180

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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